FINANCIAL STATEMENTS

Transamerica Life Insurance Company

WRL Series Annuity Account B

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

WRL Series Annuity Account B

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of WRL Series Annuity Account B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of WRL Series Annuity Account B indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of WRL Series Annuity Account B as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Janus Henderson - Balanced Institutional Shares	Janus Henderson - Global Technology and Innovation Institutional Shares
Janus Henderson - Enterprise Institutional Shares	Janus Henderson - Mid Cap Value Institutional Shares
Janus Henderson - Flexible Bond Institutional Shares	Janus Henderson - Overseas Institutional Shares
Janus Henderson - Forty Institutional Shares	Janus Henderson - Research Institutional Shares
Janus Henderson - Global Research Institutional Shares	TA BlackRock Government Money Market Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of WRL Series Annuity Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of WRL Series Annuity Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of WRL Series Annuity Account B since 2014.

Transamerica Life Insurance Company

WRL Series Annuity Account B

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Janus Henderson - Balanced Institutional Shares	463,810.714	$15,665,765	$21,001,349	$-	$21,001,349	160,561	$130.800207	$130.800207

Janus Henderson - Enterprise Institutional Shares	441,470.711	28,946,793	33,781,339	(75)	33,781,264	172,154	185.280561	196.227515

Janus Henderson - Flexible Bond Institutional Shares	393,537.937	4,643,784	3,955,056	(11)	3,955,045	100,302	39.431480	39.431480

Janus Henderson - Forty Institutional Shares	616,348.311	25,574,094	29,184,093	-	29,184,093	165,983	166.017182	175.825442

Janus Henderson - Global Research Institutional Shares	220,796.116	8,856,728	13,490,643	-	13,490,643	132,380	101.908212	101.908212

Janus Henderson - Global Technology and Innovation Institutional Shares	671,127.735	9,796,276	10,724,621	(12)	10,724,609	280,878	38.182512	38.182512

Janus Henderson - Mid Cap Value Institutional Shares	304,107.032	4,899,708	5,330,996	-	5,330,996	125,832	42.366001	42.366001

Janus Henderson - Overseas Institutional Shares	210,563.567	7,517,541	8,858,409	(61)	8,858,348	101,126	87.596941	87.596941

Janus Henderson - Research Institutional Shares	602,912.335	20,975,888	27,221,492	(66)	27,221,426	217,347	125.244097	125.244097

TA BlackRock Government Money Market Initial Class	8,335,553.690	8,335,554	8,335,554	(1)	8,335,553	828,306	9.501896	10.063378

See accompanying notes.	2

Transamerica Life Insurance Company

WRL Series Annuity Account B

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

Janus Henderson - Balanced Institutional Shares	$20,960,256	$41,093	$21,001,349

Janus Henderson - Enterprise Institutional Shares	33,736,710	44,554	33,781,264

Janus Henderson - Flexible Bond Institutional Shares	3,950,770	4,275	3,955,045

Janus Henderson - Forty Institutional Shares	28,796,888	387,205	29,184,093

Janus Henderson - Global Research Institutional Shares	13,489,529	1,114	13,490,643

Janus Henderson - Global Technology and Innovation Institutional Shares	10,714,411	10,198	10,724,609

Janus Henderson - Mid Cap Value Institutional Shares	5,320,752	10,244	5,330,996

Janus Henderson - Overseas Institutional Shares	8,598,802	259,546	8,858,348

Janus Henderson - Research Institutional Shares	27,152,428	68,998	27,221,426

TA BlackRock Government Money Market Initial Class	8,326,942	8,611	8,335,553

See accompanying notes.	3

Transamerica Life Insurance Company

WRL Series Annuity Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Janus Henderson - Balanced Institutional Shares Subaccount	Janus Henderson - Enterprise Institutional Shares Subaccount	Janus Henderson - Flexible Bond Institutional Shares Subaccount	Janus Henderson - Forty Institutional Shares Subaccount

Net Assets as of December 31, 2021:	$25,116,060	$38,416,953	$6,704,564	$38,548,996

Investment Income:
Reinvested Dividends	286,950	121,313	133,131	48,820
Investment Expense:
Mortality and Expense Risk and Administrative Charges	134,628	210,193	34,155	177,301

Net Investment Income (Loss)	152,322	(88,880)	98,976	(128,481)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	618,622	5,216,316	87,211	4,337,172
Realized Gain (Loss) on Investments	926,577	853,916	(139,045)	282,834

Net Realized Capital Gains (Losses) on Investments	1,545,199	6,070,232	(51,834)	4,620,006
Net Change in Unrealized Appreciation (Depreciation)	(5,836,864)	(12,258,822)	(913,725)	(17,285,197)

Net Gain (Loss) on Investment	(4,291,665)	(6,188,590)	(965,559)	(12,665,191)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,139,343)	(6,277,470)	(866,583)	(12,793,672)

Increase (Decrease) in Net Assets from Contract Transactions	(1,927,193)	(1,186,945)	(1,234,339)	(3,689,698)

Total Increase (Decrease) in Net Assets	(6,066,536)	(7,464,415)	(2,100,922)	(16,483,370)

Net Assets as of December 31, 2022:	$19,049,524	$30,952,538	$4,603,642	$22,065,626

Investment Income:
Reinvested Dividends	420,346	51,260	173,578	50,318
Investment Expense:
Mortality and Expense Risk and Administrative Charges	128,609	209,164	27,761	166,560

Net Investment Income (Loss)	291,737	(157,904)	145,817	(116,242)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,201,841	-	-
Realized Gain (Loss) on Investments	480,768	1,370,847	(180,813)	322,043

Net Realized Capital Gains (Losses) on Investments	480,768	3,572,688	(180,813)	322,043
Net Change in Unrealized Appreciation (Depreciation)	1,984,314	1,724,444	212,698	8,182,763

Net Gain (Loss) on Investment	2,465,082	5,297,132	31,885	8,504,806

Net Increase (Decrease) in Net Assets Resulting from Operations	2,756,819	5,139,228	177,702	8,388,564

Increase (Decrease) in Net Assets from Contract Transactions	(804,994)	(2,310,502)	(826,299)	(1,270,097)

Total Increase (Decrease) in Net Assets	1,951,825	2,828,726	(648,597)	7,118,467

Net Assets as of December 31, 2023:	$21,001,349	$33,781,264	$3,955,045	$29,184,093

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

WRL Series Annuity Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Janus Henderson - Global Research Institutional Shares Subaccount	Janus Henderson - Global Technology and Innovation Institutional Shares Subaccount	Janus Henderson - Mid Cap Value Institutional Shares Subaccount	Janus Henderson - Overseas Institutional Shares Subaccount

Net Assets as of December 31, 2021:	$14,558,663	$13,127,315	$5,914,133	$9,679,267

Investment Income:
Reinvested Dividends	197,213	-	68,690	151,392
Investment Expense:
Mortality and Expense Risk and Administrative Charges	78,255	57,345	34,134	55,085

Net Investment Income (Loss)	118,958	(57,345)	34,556	96,307

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,274,592	1,656,327	395,779	-
Realized Gain (Loss) on Investments	198,723	377,656	93,219	(45,632)

Net Realized Capital Gains (Losses) on Investments	1,473,315	2,033,983	488,998	(45,632)
Net Change in Unrealized Appreciation (Depreciation)	(4,478,057)	(6,703,282)	(871,133)	(944,457)

Net Gain (Loss) on Investment	(3,004,742)	(4,669,299)	(382,135)	(990,089)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,885,784)	(4,726,644)	(347,579)	(893,782)

Increase (Decrease) in Net Assets from Contract Transactions	(344,334)	(1,114,389)	(363,410)	(232,821)

Total Increase (Decrease) in Net Assets	(3,230,118)	(5,841,033)	(710,989)	(1,126,603)

Net Assets as of December 31, 2022:	$11,328,545	$7,286,282	$5,203,144	$8,552,664

Investment Income:
Reinvested Dividends	115,786	-	56,721	132,115
Investment Expense:
Mortality and Expense Risk and Administrative Charges	80,549	58,020	32,864	56,715

Net Investment Income (Loss)	35,237	(58,020)	23,857	75,400

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	352,614	-	138,058	-
Realized Gain (Loss) on Investments	369,754	2,656	39,468	(21,262)

Net Realized Capital Gains (Losses) on Investments	722,368	2,656	177,526	(21,262)
Net Change in Unrealized Appreciation (Depreciation)	2,103,515	3,813,108	319,689	798,471

Net Gain (Loss) on Investment	2,825,883	3,815,764	497,215	777,209

Net Increase (Decrease) in Net Assets Resulting from Operations	2,861,120	3,757,744	521,072	852,609

Increase (Decrease) in Net Assets from Contract Transactions	(699,022)	(319,417)	(393,220)	(546,925)

Total Increase (Decrease) in Net Assets	2,162,098	3,438,327	127,852	305,684

Net Assets as of December 31, 2023:	$13,490,643	$10,724,609	$5,330,996	$8,858,348

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

WRL Series Annuity Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Janus Henderson - Research Institutional Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2021:	$32,982,458	$10,805,380

Investment Income:
Reinvested Dividends	173,347	147,487
Investment Expense:
Mortality and Expense Risk and Administrative Charges	157,626	69,339

Net Investment Income (Loss)	15,721	78,148

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,311,297	-
Realized Gain (Loss) on Investments	904,239	-

Net Realized Capital Gains (Losses) on Investments	5,215,536	-
Net Change in Unrealized Appreciation (Depreciation)	(14,959,497)	-

Net Gain (Loss) on Investment	(9,743,961)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,728,240)	78,148

Increase (Decrease) in Net Assets from Contract Transactions	(2,691,130)	(399,874)

Total Increase (Decrease) in Net Assets	(12,419,370)	(321,726)

Net Assets as of December 31, 2022:	$20,563,088	$10,483,654

Investment Income:
Reinvested Dividends	34,554	429,463
Investment Expense:
Mortality and Expense Risk and Administrative Charges	155,276	58,742

Net Investment Income (Loss)	(120,722)	370,721

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-
Realized Gain (Loss) on Investments	255,269	-

Net Realized Capital Gains (Losses) on Investments	255,269	-
Net Change in Unrealized Appreciation (Depreciation)	8,236,127	-

Net Gain (Loss) on Investment	8,491,396	-

Net Increase (Decrease) in Net Assets Resulting from Operations	8,370,674	370,721

Increase (Decrease) in Net Assets from Contract Transactions	(1,712,336)	(2,518,822)

Total Increase (Decrease) in Net Assets	6,658,338	(2,148,101)

Net Assets as of December 31, 2023:	$27,221,426	$8,335,553

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2023

1. Organization

WRL Series Annuity Account B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Janus Annuity Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Enterprise Institutional Shares	Janus Henderson - Enterprise Portfolio Institutional Shares
Janus Henderson - Flexible Bond Institutional Shares	Janus Henderson - Flexible Bond Portfolio Institutional Shares
Janus Henderson - Forty Institutional Shares	Janus Henderson - Forty Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
Janus Henderson - Global Technology and Innovation Institutional Shares	Janus Henderson - Global Technology and Innovation Portfolio Institutional Shares
Janus Henderson - Mid Cap Value Institutional Shares	Janus Henderson - Mid Cap Value Portfolio Institutional Shares
Janus Henderson - Overseas Institutional Shares	Janus Henderson - Overseas Portfolio Institutional Shares
Janus Henderson - Research Institutional Shares	Janus Henderson - Research Portfolio Institutional Shares
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

Janus Henderson - Balanced Institutional Shares	$ 796,604	$1,309,862

Janus Henderson - Enterprise Institutional Shares	2,256,440	2,522,995

Janus Henderson - Flexible Bond Institutional Shares	207,023	887,506

Janus Henderson - Forty Institutional Shares	264,251	1,650,591

Janus Henderson - Global Research Institutional Shares	469,627	780,847

Janus Henderson - Global Technology and Innovation Institutional Shares	518,671	896,104

Janus Henderson - Mid Cap Value Institutional Shares	216,365	447,669

Janus Henderson - Overseas Institutional Shares	179,951	651,471

Janus Henderson - Research Institutional Shares	121,677	1,954,714

TA BlackRock Government Money Market Initial Class	2,223,837	4,371,969

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Janus Henderson - Balanced Institutional Shares	3,210	(9,653)	(6,443)	3,739	(19,622)	(15,883)

Janus Henderson - Enterprise Institutional Shares	21	(12,912)	(12,891)	354	(7,123)	(6,769)

Janus Henderson - Flexible Bond Institutional Shares	981	(23,061)	(22,080)	10,348	(40,862)	(30,514)

Janus Henderson - Forty Institutional Shares	1,454	(9,990)	(8,536)	4,723	(31,487)	(26,764)

Janus Henderson - Global Research Institutional Shares	15	(7,659)	(7,644)	2	(4,061)	(4,059)

Janus Henderson - Global Technology and Innovation Institutional Shares	16,198	(28,340)	(12,142)	16,160	(53,831)	(37,671)

Janus Henderson - Mid Cap Value Institutional Shares	638	(10,736)	(10,098)	5,102	(14,144)	(9,042)

Janus Henderson - Overseas Institutional Shares	634	(7,064)	(6,430)	2,739	(5,715)	(2,976)

Janus Henderson - Research Institutional Shares	860	(17,064)	(16,204)	2,856	(30,247)	(27,391)

TA BlackRock Government Money Market Initial Class	181,790	(438,843)	(257,053)	329,194	(370,912)	(41,718)

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Janus Henderson - Balanced Institutional Shares	$386,151	$(1,191,145)	$(804,994)	$438,796	$(2,365,989)	$(1,927,193)
Janus Henderson - Enterprise Institutional Shares	3,952	(2,314,454)	(2,310,502)	64,764	(1,251,709)	(1,186,945)
Janus Henderson - Flexible Bond Institutional Shares	37,824	(864,123)	(826,299)	413,711	(1,648,050)	(1,234,339)
Janus Henderson - Forty Institutional Shares	228,032	(1,498,129)	(1,270,097)	660,604	(4,350,302)	(3,689,698)
Janus Henderson - Global Research Institutional Shares	1,459	(700,481)	(699,022)	188	(344,522)	(344,334)
Janus Henderson - Global Technology and Innovation Institutional Shares	525,236	(844,653)	(319,417)	440,285	(1,554,674)	(1,114,389)
Janus Henderson - Mid Cap Value Institutional Shares	25,525	(418,745)	(393,220)	185,982	(549,392)	(363,410)
Janus Henderson - Overseas Institutional Shares	53,494	(600,419)	(546,925)	199,476	(432,297)	(232,821)
Janus Henderson - Research Institutional Shares	95,257	(1,807,593)	(1,712,336)	265,621	(2,956,751)	(2,691,130)
TA BlackRock Government Money Market Initial Class	1,802,410	(4,321,232)	(2,518,822)	3,153,589	(3,553,463)	(399,874)

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Henderson - Balanced Institutional Shares
12/31/2023	160,561	$130.80	to	$130.80	$21,001,349	2.11%	0.65%	to	0.65%	14.67%	to	14.67%
12/31/2022	167,004	114.07	to	114.07	19,049,524	1.38	0.65	to	0.65	(16.94)	to	(16.94)
12/31/2021	182,887	137.33	to	137.33	25,116,060	1.12	0.65	to	0.65	16.44	to	16.44
12/31/2020	188,682	117.94	to	117.94	22,253,609	2.41	0.65	to	0.65	13.57	to	13.57
12/31/2019	207,945	103.85	to	103.85	21,594,402	1.90	0.65	to	0.65	21.80	to	21.80
Janus Henderson - Enterprise Institutional Shares
12/31/2023	172,154	196.23	to	185.28	33,781,264	0.16	0.65	to	1.40	17.31	to	16.45
12/31/2022	185,045	167.27	to	159.11	30,952,538	0.37	0.65	to	1.40	(16.48)	to	(17.10)
12/31/2021	191,814	200.28	to	191.93	38,416,953	0.32	0.65	to	1.40	16.08	to	15.22
12/31/2020	201,849	172.54	to	166.58	34,827,774	0.11	0.65	to	1.40	18.70	to	17.82
12/31/2019	218,057	145.36	to	141.38	31,696,350	0.19	0.65	to	1.40	34.61	to	33.62
Janus Henderson - Flexible Bond Institutional Shares
12/31/2023	100,302	39.43	to	39.43	3,955,045	4.05	0.65	to	0.65	4.82	to	4.82
12/31/2022	122,382	37.62	to	37.62	4,603,642	2.53	0.65	to	0.65	(14.22)	to	(14.22)
12/31/2021	152,896	43.85	to	43.85	6,704,564	2.68	0.65	to	0.65	(1.54)	to	(1.54)
12/31/2020	166,163	44.54	to	44.54	7,400,198	2.88	0.65	to	0.65	9.77	to	9.77
12/31/2019	173,821	40.57	to	40.57	7,052,300	3.24	0.65	to	0.65	8.86	to	8.86
Janus Henderson - Forty Institutional Shares
12/31/2023	165,983	175.83	to	166.02	29,184,093	0.19	0.65	to	1.40	39.06	to	38.04
12/31/2022	174,519	126.44	to	120.27	22,065,626	0.18	0.65	to	1.40	(33.98)	to	(34.47)
12/31/2021	201,283	191.52	to	183.53	38,548,996	0.49	0.65	to	1.40	22.10	to	21.20
12/31/2020	212,323	156.85	to	151.43	33,302,301	0.71	0.65	to	1.40	38.50	to	37.48
12/31/2019	216,511	113.25	to	110.15	24,519,165	0.15	0.65	to	1.40	36.27	to	35.27
Janus Henderson - Global Research Institutional Shares
12/31/2023	132,380	101.91	to	101.91	13,490,643	0.93	0.65	to	0.65	25.96	to	25.96
12/31/2022	140,024	80.90	to	80.90	11,328,545	1.63	0.65	to	0.65	(19.93)	to	(19.93)
12/31/2021	144,083	101.04	to	101.04	14,558,663	0.52	0.65	to	0.65	17.33	to	17.33
12/31/2020	148,164	86.12	to	86.12	12,760,012	0.81	0.65	to	0.65	19.29	to	19.29
12/31/2019	164,873	72.20	to	72.20	11,903,395	0.99	0.65	to	0.65	28.21	to	28.21
Janus Henderson - Global Technology and Innovation Institutional Shares
12/31/2023	280,878	38.18	to	38.18	10,724,609	-	0.65	to	0.65	53.55	to	53.55
12/31/2022	293,020	24.87	to	24.87	7,286,282	-	0.65	to	0.65	(37.36)	to	(37.36)
12/31/2021	330,691	39.70	to	39.70	13,127,315	0.76	0.65	to	0.65	17.25	to	17.25
12/31/2020	337,890	33.86	to	33.86	11,439,527	-	0.65	to	0.65	50.22	to	50.22
12/31/2019	343,532	22.54	to	22.54	7,742,320	0.42	0.65	to	0.65	44.24	to	44.24
Janus Henderson - Mid Cap Value Institutional Shares
12/31/2023	125,832	42.37	to	42.37	5,330,996	1.12	0.65	to	0.65	10.68	to	10.68
12/31/2022	135,930	38.28	to	38.28	5,203,144	1.30	0.65	to	0.65	(6.17)	to	(6.17)
12/31/2021	144,972	40.80	to	40.80	5,914,133	0.45	0.65	to	0.65	18.95	to	18.95
12/31/2020	143,136	34.29	to	34.29	4,908,841	1.18	0.65	to	0.65	(1.56)	to	(1.56)
12/31/2019	157,152	34.84	to	34.84	5,474,917	1.57	0.65	to	0.65	29.51	to	29.51
Janus Henderson - Overseas Institutional Shares
12/31/2023	101,126	87.60	to	87.60	8,858,348	1.51	0.65	to	0.65	10.16	to	10.16
12/31/2022	107,556	79.52	to	79.52	8,552,664	1.78	0.65	to	0.65	(9.19)	to	(9.19)
12/31/2021	110,532	87.57	to	87.57	9,679,267	1.14	0.65	to	0.65	12.85	to	12.85
12/31/2020	115,043	77.60	to	77.60	8,927,093	1.35	0.65	to	0.65	15.55	to	15.55
12/31/2019	128,489	67.16	to	67.16	8,628,966	1.90	0.65	to	0.65	26.20	to	26.20

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Henderson - Research Institutional Shares
12/31/2023	217,347	$125.24	to	$125.24	$27,221,426	0.14%	0.65%	to	0.65%	42.25%	to	42.25%
12/31/2022	233,551	88.05	to	88.05	20,563,088	0.71	0.65	to	0.65	(30.34)	to	(30.34)
12/31/2021	260,942	126.40	to	126.40	32,982,458	0.10	0.65	to	0.65	19.56	to	19.56
12/31/2020	271,381	105.72	to	105.72	28,691,242	0.54	0.65	to	0.65	32.10	to	32.10
12/31/2019	291,068	80.04	to	80.04	23,295,644	0.45	0.65	to	0.65	34.65	to	34.65
TA BlackRock Government Money Market Initial Class
12/31/2023	828,306	10.06	to	9.50	8,335,553	4.74	0.65	to	1.40	4.18	to	3.42
12/31/2022	1,085,359	9.66	to	9.19	10,483,654	1.37	0.65	to	1.40	0.75	to	0.01
12/31/2021	1,127,077	9.59	to	9.19	10,805,380	0.00	0.65	to	1.40	(0.64)	to	(1.38)
12/31/2020	1,178,746	9.65	to	9.32	11,373,770	0.29	0.65	to	1.40	(0.36)	to	(1.10)
12/31/2019	1,203,570	9.68	to	9.42	11,655,304	1.95	0.65	to	1.40	1.31	to	0.56

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.50% to 1.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.